Other Taxes Payable - Schedule of Other Taxes Payable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other taxes [line items]
Other tax payable	R$ 580,515	R$ 414,945
Current	418,878	261,169
Non-Current	161,637	153,776
Tax amnesty and refinancing program [member]
Disclosure of other taxes [line items]
Other tax payable	229,745	215,565
ICMS - State VAT [member]
Disclosure of other taxes [line items]
Other tax payable	121,550	84,700
COFINS - Revenue tax [member]
Disclosure of other taxes [line items]
Other tax payable	146,641	54,208
PIS - Revenue tax [member]
Disclosure of other taxes [line items]
Other tax payable	31,563	11,337
INSS - Social security [member]
Disclosure of other taxes [line items]
Other tax payable	7,697	7,033
ISS [member]
Disclosure of other taxes [line items]
Other tax payable	4,494	3,364
IOF [member]
Disclosure of other taxes [line items]
Other tax payable	2,224	2,992
Other tax payable [member]
Disclosure of other taxes [line items]
Other tax payable	R$ 36,601	R$ 35,746